Financial instruments - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 2,058	$ 1,054,665
Other receivables	0	0
Total derivative instruments	0	0
Total financial assets	2,058	1,054,665
Long-term debt	1,922,563	1,824,103
Convertible debentures	249	276
Total derivative instruments	0	0
Total financial liabilities	1,922,812	1,824,379
Level 1 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0	0
Level 1 | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Currency Forward Contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	0
Other receivables	578	611
Total derivative instruments	108,466	74,790
Total financial assets	109,044	75,401
Long-term debt	4,212,956	4,628,106
Convertible debentures	0	0
Total derivative instruments	19,423	26,680
Total financial liabilities	4,232,379	4,654,786
Level 2 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		5,547
Level 2 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	108,296	72,936
Total derivative instruments	19,089	11,790
Level 2 | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Level 2 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	170
Level 2 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	334	2,564
Level 2 | Currency Forward Contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		6,779
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2,058	1,054,665
Other receivables	688	726
Total derivative instruments	108,466	74,790
Total financial assets	111,212	1,130,181
Long-term debt	6,207,040	7,500,155
Convertible debentures	250	230
Total derivative instruments	19,423	26,680
Total financial liabilities	6,226,713	7,527,065
Carrying amount | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		5,547
Carrying amount | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	108,296	72,936
Total derivative instruments	19,089	11,790
Carrying amount | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Carrying amount | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	170
Carrying amount | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	334	2,564
Carrying amount | Currency Forward Contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		6,779
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2,058	1,054,665
Other receivables	578	611
Total derivative instruments	108,466	74,790
Total financial assets	111,102	1,130,066
Long-term debt	6,135,519	6,452,209
Convertible debentures	249	276
Total derivative instruments	19,423	26,680
Total financial liabilities	6,155,191	6,479,165
Fair value | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		5,547
Fair value | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	108,296	72,936
Total derivative instruments	19,089	11,790
Fair value | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Fair value | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	170
Fair value | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 334	2,564
Fair value | Currency Forward Contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		$ 6,779